CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Decrease/(increase) in accounts receivable	50	(34)	(277)
Decrease in inventories	27	3	25
Decrease/(increase) in other current assets	64	(15)	(90)
Increase in accounts payable and other	146	243	64
Increase/(decrease) in accrued interest	–	10	(14)

Decrease/(Increase) in Operating Working Capital	287	207	(292)